Debt - Schedule of Contractual Payments of Long-Term Debt (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Debt Disclosure [Abstract]
2015 (three months)	$ 3,250
2015		$ 5,275
2016	6,500	4,220
2017	6,500	4,220
2018	4,875	3,165
2019	6,500	398,790
2020	161,925
Thereafter(After five years)		625,000
Thereafter (After six years)	964,250
Total	1,153,800	1,040,670
Plus: Original issue net premium	2,393	24,247
Total debt	$ 1,156,193	$ 1,064,917	$ 662,987